Pay vs Performance Disclosure		12 Months Ended			36 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

			Average Summary	Average	Value of Initial Fixed $100 Investment Based On:(4)
Year(1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Compensation Table Total for Non-PEO Named Executive Officers ($)(2)	Compensation Actually Paid to Non-PEO Named Executive Officers ($)(3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)	Net Income ($) (In Millions)	Adjusted EPS ($)(6)
2022	11,115,822	8,181,554	4,086,715	3,226,746	129.37	134.82	1,114.5	9.86
2021	8,943,903	30,941,939	4,110,659	10,533,615	146.60	189.64	988.6	7.96
2020	6,342,674	8,005,224	2,621,777	3,104,330	93.45	142.21	788.5	6.59
(1)	Ms. Leahy has served as the Principal Executive Officer (“PEO”) for the entirety of 2022, 2021 and 2020 and our other Named Executive Officers for the applicable years were as follows:
•	2022: Albert J. Miralles; Sona Chawla; Christina M. Corley; and Frederick J. Kulevich.
•	2021: Albert J. Miralles; Sona Chawla; Christina M. Corley; Elizabeth H. Connelly; and Collin B. Kebo.
•	2020: Collin B. Kebo; Sona Chawla; Christina M. Corley; Douglas E. Eckrote; Mark C. Chong; and Elizabeth H. Connelly
(2)	Amounts reported in this column represent (i) the total compensation reported in the SCT for the applicable year in the case of Ms. Leahy and (ii) the average of the total compensation reported in the SCT for the applicable year for our other Named Executive Officers reported for the applicable year other than Ms. Leahy.
(3)	To calculate CAP, adjustments were made to the amounts reported in the SCT for the applicable year. The primary difference between the calculation of SCT total compensation and CAP relates to the calculation of stock and option awards:

SCT CALCULATION IS BASED ON:	COMPANY CAP CALCULATION IS BASED ON:
Grant date fair value of stock and option awards granted during the year	Year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or vested or were forfeited during the year

A reconciliation of the adjustments for Ms. Leahy and for the average of the other Named Executive Officers is set forth in the table below.

Year	Summary Compensation Table Total ($)(a)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)(f)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Equals Compensation Actually Paid ($)
PEO
2022	11,115,822	7,036,821	9,036,522	(2,226,247)	—	(2,707,722)	—	8,181,554
2021	8,943,903	5,573,117	12,199,333	11,574,105	—	3,797,715	—	30,941,939
2020	6,342,674	4,099,541	6,618,206	379,714	—	(1,235,829)	—	8,005,224
Other Named Executive Officers (Average)(h)
2022	4,086,715	2,374,897	3,051,560	(774,976)	—	(761,656)	—	3,226,746
2021	4,110,659	2,348,185	4,364,838	3,546,967	—	859,335	—	10,533,615
2020	2,621,777	1,488,976	2,351,071	56,279	—	(435,820)	—	3,104,330
(a)	Represents Total Compensation as reported in the SCT for the indicated fiscal year. For the other Named Executive Officers, amounts shown represent averages.
(b)	Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, calculated in accordance with ASC718. See Note 13 to the Audited Financial Statements included in our Form 10-K for the fiscal year ended December 31, 2022 for a discussion of the relevant assumptions used in calculating these amounts.
(c)	Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights.
(d)	Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, including the value associated with the accrual of any dividend equivalent rights.
(e)	Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights.
(f)	Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights.
(g)	Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.
(h)	See footnote 1 above for the Named Executive Officers included in the average for each year.

(4)	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.
(5)	The TSR Peer Group consists of S&P 500 Information Technology Index.
(6)	The Company determined that adjusted EPS is the most important financial performance measure used to link CAP to Company performance given it impacts the vesting of 50% of the PSUs and also encompasses Non-GAAP operating income performance, the sole financial measure under our SMIP. In addition, we believe that over the long-term, our earnings per share is the most significant driver of CDW’s stock price performance, which impacts the value of equity awards granted to the Named Executive Officers, the largest component of our executive compensation program. Adjusted EPS is defined as non-GAAP net income plus/minus extraordinary, non-recurring items divided by the weighted average common shares outstanding on a diluted basis. For purposes of determining adjusted EPS, non-GAAP net income is defined as net income, adjusted for the items set forth in the Company’s earnings releases which may include, among other items, amortization of intangibles, non-cash equity-based compensation and associated taxes, losses or gains from the extinguishment of debt and acquisition and integration expenses. The amount reported for each reporting year in this table represents the adjusted EPS, as calculated for the first year of the PSU performance cycle that commenced in the applicable reporting year.

Company Selected Measure Name		adjusted EPS
Named Executive Officers, Footnote [Text Block]
(1)	Ms. Leahy has served as the Principal Executive Officer (“PEO”) for the entirety of 2022, 2021 and 2020 and our other Named Executive Officers for the applicable years were as follows:
•	2022: Albert J. Miralles; Sona Chawla; Christina M. Corley; and Frederick J. Kulevich.
•	2021: Albert J. Miralles; Sona Chawla; Christina M. Corley; Elizabeth H. Connelly; and Collin B. Kebo.
•	2020: Collin B. Kebo; Sona Chawla; Christina M. Corley; Douglas E. Eckrote; Mark C. Chong; and Elizabeth H. Connelly

Peer Group Issuers, Footnote [Text Block]					(5)The TSR Peer Group consists of S&P 500 Information Technology Index.
PEO Total Compensation Amount	[1]	$ 11,115,822	$ 8,943,903	$ 6,342,674
PEO Actually Paid Compensation Amount	[2]	8,181,554	30,941,939	8,005,224
Adjustment To PEO Compensation, Footnote [Text Block]	(3)To calculate CAP, adjustments were made to the amounts reported in the SCT for the applicable year. The primary difference between the calculation of SCT total compensation and CAP relates to the calculation of stock and option awards:

SCT CALCULATION IS BASED ON:	COMPANY CAP CALCULATION IS BASED ON:
Grant date fair value of stock and option awards granted during the year	Year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or vested or were forfeited during the year

A reconciliation of the adjustments for Ms. Leahy and for the average of the other Named Executive Officers is set forth in the table below.

Year	Summary Compensation Table Total ($)(a)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)(f)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Equals Compensation Actually Paid ($)
PEO
2022	11,115,822	7,036,821	9,036,522	(2,226,247)	—	(2,707,722)	—	8,181,554
2021	8,943,903	5,573,117	12,199,333	11,574,105	—	3,797,715	—	30,941,939
2020	6,342,674	4,099,541	6,618,206	379,714	—	(1,235,829)	—	8,005,224
Other Named Executive Officers (Average)(h)
2022	4,086,715	2,374,897	3,051,560	(774,976)	—	(761,656)	—	3,226,746
2021	4,110,659	2,348,185	4,364,838	3,546,967	—	859,335	—	10,533,615
2020	2,621,777	1,488,976	2,351,071	56,279	—	(435,820)	—	3,104,330
(a)	Represents Total Compensation as reported in the SCT for the indicated fiscal year. For the other Named Executive Officers, amounts shown represent averages.
(b)	Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, calculated in accordance with ASC718. See Note 13 to the Audited Financial Statements included in our Form 10-K for the fiscal year ended December 31, 2022 for a discussion of the relevant assumptions used in calculating these amounts.
(c)	Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights.
(d)	Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, including the value associated with the accrual of any dividend equivalent rights.
(e)	Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights.
(f)	Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights.
(g)	Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.
(h)	See footnote 1 above for the Named Executive Officers included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	[1]	4,086,715	4,110,659	2,621,777
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 3,226,746	10,533,615	3,104,330
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	(3)To calculate CAP, adjustments were made to the amounts reported in the SCT for the applicable year. The primary difference between the calculation of SCT total compensation and CAP relates to the calculation of stock and option awards:

SCT CALCULATION IS BASED ON:	COMPANY CAP CALCULATION IS BASED ON:
Grant date fair value of stock and option awards granted during the year	Year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or vested or were forfeited during the year

A reconciliation of the adjustments for Ms. Leahy and for the average of the other Named Executive Officers is set forth in the table below.

Year	Summary Compensation Table Total ($)(a)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)(f)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Equals Compensation Actually Paid ($)
PEO
2022	11,115,822	7,036,821	9,036,522	(2,226,247)	—	(2,707,722)	—	8,181,554
2021	8,943,903	5,573,117	12,199,333	11,574,105	—	3,797,715	—	30,941,939
2020	6,342,674	4,099,541	6,618,206	379,714	—	(1,235,829)	—	8,005,224
Other Named Executive Officers (Average)(h)
2022	4,086,715	2,374,897	3,051,560	(774,976)	—	(761,656)	—	3,226,746
2021	4,110,659	2,348,185	4,364,838	3,546,967	—	859,335	—	10,533,615
2020	2,621,777	1,488,976	2,351,071	56,279	—	(435,820)	—	3,104,330
(a)	Represents Total Compensation as reported in the SCT for the indicated fiscal year. For the other Named Executive Officers, amounts shown represent averages.
(b)	Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, calculated in accordance with ASC718. See Note 13 to the Audited Financial Statements included in our Form 10-K for the fiscal year ended December 31, 2022 for a discussion of the relevant assumptions used in calculating these amounts.
(c)	Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights.
(d)	Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, including the value associated with the accrual of any dividend equivalent rights.
(e)	Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights.
(f)	Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights.
(g)	Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.
(h)	See footnote 1 above for the Named Executive Officers included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

2. CAP Versus TSR

As shown in the chart below, the PEO’s and other Named Executive Officers’ CAP amounts align with the Company’s TSR over the three-year period reported in the chart. This is due primarily to the Company’s use of long-term incentives, particularly a significant weighting in stock options, the value of which are tied directly to stock price.

Compensation Actually Paid vs. Net Income [Text Block]

4. CAP Versus Net Income

The chart below demonstrates the relationship between CAP amounts for our PEO and our other Named Executive Officers and our net income. Variations in the CAP amounts for our PEO and other Named Executives Officers are due in large part to the significant emphasis the Company places on long-term incentives, the value of which fluctuates most significantly based on the vesting level of our PSU awards and changes in stock price over time.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

3. CAP Versus Adjusted EPS (Company Selected Measure)

The chart below demonstrates the relationship between CAP amounts for our PEO and our other Named Executive Officers and our adjusted EPS for the applicable fiscal year. Variations in the CAP amounts for our PEO and other Named Executives Officers are due in large part to the significant emphasis the Company places on long-term incentives, the value of which fluctuates most significantly based on the vesting level of our PSU awards and changes in stock price over time. Adjusted EPS is viewed as the most important financial measure to link CAP and Company performance given it impacts the vesting of 50% of the PSUs and it also encompasses Non-GAAP operating income performance, the sole financial measure under our SMIP. In addition, we believe that over the long-term, our earnings per share is the most significant driver of CDW’s stock price performance, which impacts the value of equity awards granted to the PEO and other Named Executive Officers, the largest component of our executive compensation program.

Total Shareholder Return Vs Peer Group [Text Block]

1. TSR: Company versus Peer Group

As shown in the chart below, the Company’s 3-year cumulative TSR for the period of 2020-2022 is less than the 3-year cumulative TSR for companies included in our peer group TSR. However, the Company’s TSR performance for the 5-year TSR (2018-2022) outperformed the peers, which is also illustrated in our 2022 10-K performance graph.

Tabular List [Table Text Block]

Performance Measures Used to Link Company Performance and CAP to the Named Executive Officers

The following is a list of financial performance measures, which in our assessment represent the most important measures used by the Company to link CAP for the Named Executive Officers in 2022. Please see the CD&A for a further description of these metrics, including how they are calculated for incentive purposes, and how they are used in the Company’s executive compensation program, including the SMIP and 2022 long-term incentive program.

Measure

CDW Stock Price
Adjusted EPS
Adjusted FCF
Non-GAAP Operating Income

Total Shareholder Return Amount	[3]	$ 129.37	146.6	93.45
Peer Group Total Shareholder Return Amount	[3],[4]	134.82	189.64	142.21
Net Income (Loss)		$ 1,114.5	$ 988.6	$ 788.5
Company Selected Measure Amount	[5]	9.86	7.96	6.59
PEO Name					Ms. Leahy
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		CDW Stock Price
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted FCF
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Non-GAAP Operating Income
PEO [Member] | Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	$ 7,036,821	$ 5,573,117	$ 4,099,541
PEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	9,036,522	12,199,333	6,618,206
PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	(2,226,247)	11,574,105	379,714
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	(2,707,722)	3,797,715	(1,235,829)
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	2,374,897	2,348,185	1,488,976
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	3,051,560	4,364,838	2,351,071
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	(774,976)	3,546,967	56,279
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	$ (761,656)	$ 859,335	$ (435,820)

[1]	(2)Amounts reported in this column represent (i) the total compensation reported in the SCT for the applicable year in the case of Ms. Leahy and (ii) the average of the total compensation reported in the SCT for the applicable year for our other Named Executive Officers reported for the applicable year other than Ms. Leahy.
[2]	(3)To calculate CAP, adjustments were made to the amounts reported in the SCT for the applicable year. The primary difference between the calculation of SCT total compensation and CAP relates to the calculation of stock and option awards:

SCT CALCULATION IS BASED ON:	COMPANY CAP CALCULATION IS BASED ON:
Grant date fair value of stock and option awards granted during the year	Year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or vested or were forfeited during the year

A reconciliation of the adjustments for Ms. Leahy and for the average of the other Named Executive Officers is set forth in the table below.

Year	Summary Compensation Table Total ($)(a)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)(f)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Equals Compensation Actually Paid ($)
PEO
2022	11,115,822	7,036,821	9,036,522	(2,226,247)	—	(2,707,722)	—	8,181,554
2021	8,943,903	5,573,117	12,199,333	11,574,105	—	3,797,715	—	30,941,939
2020	6,342,674	4,099,541	6,618,206	379,714	—	(1,235,829)	—	8,005,224
Other Named Executive Officers (Average)(h)
2022	4,086,715	2,374,897	3,051,560	(774,976)	—	(761,656)	—	3,226,746
2021	4,110,659	2,348,185	4,364,838	3,546,967	—	859,335	—	10,533,615
2020	2,621,777	1,488,976	2,351,071	56,279	—	(435,820)	—	3,104,330
(a)	Represents Total Compensation as reported in the SCT for the indicated fiscal year. For the other Named Executive Officers, amounts shown represent averages.
(b)	Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, calculated in accordance with ASC718. See Note 13 to the Audited Financial Statements included in our Form 10-K for the fiscal year ended December 31, 2022 for a discussion of the relevant assumptions used in calculating these amounts.
(c)	Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights.
(d)	Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, including the value associated with the accrual of any dividend equivalent rights.
(e)	Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights.
(f)	Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights.
(g)	Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.
(h)	See footnote 1 above for the Named Executive Officers included in the average for each year.

[3]	(4)Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.
[4]	(5)The TSR Peer Group consists of S&P 500 Information Technology Index.
[5]	(6)The Company determined that adjusted EPS is the most important financial performance measure used to link CAP to Company performance given it impacts the vesting of 50% of the PSUs and also encompasses Non-GAAP operating income performance, the sole financial measure under our SMIP. In addition, we believe that over the long-term, our earnings per share is the most significant driver of CDW’s stock price performance, which impacts the value of equity awards granted to the Named Executive Officers, the largest component of our executive compensation program. Adjusted EPS is defined as non-GAAP net income plus/minus extraordinary, non-recurring items divided by the weighted average common shares outstanding on a diluted basis. For purposes of determining adjusted EPS, non-GAAP net income is defined as net income, adjusted for the items set forth in the Company’s earnings releases which may include, among other items, amortization of intangibles, non-cash equity-based compensation and associated taxes, losses or gains from the extinguishment of debt and acquisition and integration expenses. The amount reported for each reporting year in this table represents the adjusted EPS, as calculated for the first year of the PSU performance cycle that commenced in the applicable reporting year.
[6]	(b)Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, calculated in accordance with ASC718. See Note 13 to the Audited Financial Statements included in our Form 10-K for the fiscal year ended December 31, 2022 for a discussion of the relevant assumptions used in calculating these amounts.
[7]	(c)Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights.
[8]	(d)Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, including the value associated with the accrual of any dividend equivalent rights.
[9]	(f)Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights.